SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average exercise price
Granted		$ 2.72		$ 2.6
Employee [Member]
Number of options
Outstanding at January 1, 2021		2,776,778
Granted		2,422,500
Exercised		(1,391,384)
Forfeited and cancelled		(708,750)
Outstanding as of December 31, 2021		3,099,144	2,776,778
Exercisable as of December 31, 2021		434,769
Weighted-average exercise price
Outstanding at January 1, 2021	[1]	$ 6.1
Granted	[1]	8.1
Exercised	[1]	4.6
Forfeited and cancelled	[1]	8.0
Outstanding as of December 31, 2021	[1]	7.8	$ 6.1
Exercisable as of December 31, 2021	[1]	$ 6.4
Weighted-average remaining contractual term
Outstanding at December 31		4 years 6 months	3 years
Exercisable as of December 31, 2021		2 years 3 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2021	[1]	$ 1,737	$ 4,142
Exercisable as of December 31, 2021	[1]	$ 504

[1]	In January 2021 the Company distributed a cash dividend in the amount of $35,003 or $0.63 per share. All exercise prices were updated on a retrospective basis (See Note 11.c)